SOLAR PROJECTS SALE	9 Months Ended
Sep. 30, 2024
Solar Projects Sale
SOLAR PROJECTS SALE

NOTE 8. SOLAR PROJECTS SALE

On May 30, 2024, Emergen entered into a Project Sale Agreement (“Agreement”) with Bridgelink for an estimated 2.425 GW of Emergen’s estimated 4.040 GW of solar energy development projects. Bridgelink has sold these greenfield projects, along with projects in its own portfolio, to an unrelated third party (“Purchaser”) which also executed that agreement on May 30, 2024. The total amount to be received by Emergen for the projects sold to Bridgelink is $19,400,000, provided the projects achieve a Point of Interconnection and subsequently obtain all Necessary Land Rights. Bridgelink retains the option to transfer or return certain or all projects within ten (10) days written notice to Emergen if the Purchaser decides, at any time, not to go forward with development of certain or all of the projects. A deposit from Bridgelink will be received within five business days of the execution of the agreement for $943,500 and Emergen will pay 62.5% ($589,687.50) to Energy Independent Partners LLC, a Delaware limited liability company, (“EIP”) in accordance with the Project Management Services Agreement by and between (i) Bitech; (ii) Emergen; and (iii) EIP and the remaining 37.5% (353,812.50) of the proceeds shall remain with Emergen. The remaining proceeds of $18,456,500 shall be received within five business days of when Bridgelink receives milestone payments from the Purchaser for these projects. This Agreement is still in effect and there have been no changes to the Agreement. The $943,500 deposit was paid to Emergen in June 2024. The Company paid Emergen Independent Partners LLC $250,000 in the third quarter of 2023 which is shown as a prepaid expense. Bridgelink has subsequently clarified in an amendment during the fourth quarter of 2024 that no funds paid to Bitech are refundable. The prepaid expense will be reclassified as cost of sale expense as well as the remaining $339,687.50 due to EIP once the funds were clarified as not refundable. The remaining balance due to EIP will be paid in the ordinary course of business as determined by management not related to the transaction.

In the event that Purchaser, under the purchase agreement decides to transfer any Project along with its interests to Bridgelink or any creditworthy entity designated by Bridgelink (“Returned Project”), Bridgelink shall provide written notice to Emergen within ten (10) business days of receipt of such notice from the Purchaser and Bridgelink shall convey, transfer, assign, deliver, and contribute over certain rights and interests to the Returned Project to Emergen within ten (10) business days of receipt of such Returned Project, unless otherwise agreed upon by Emergen in writing. For clarity, any creditworthy entity designated by Bridgelink shall be confirmed in writing by Emergen. Bridgelink is to receive payment from the Purchaser no later than March 31 of the year following each calendar yearend for any milestones that have been achieved during that calendar year. Emergen is to receive payment within five days from Bridgelink receiving payment from the Purchaser. The Purchaser and Bridgelink can return any Project for full refund until all milestones have been achieved and payments received by Project.

The Projects sold by Emergen to Bridgelink are in what are termed as a Greenfield Projects. With respect to each Greenfield Project, Emergen will be paid:

(i) $5,000 per megawatt (in alternating current) measured at the Point of Interconnection after such Greenfield Project has secured all necessary land rights as determined in good faith ($12,125,000 for the estimated 2,425 megawatts sold); and

(ii) $3,000 per megawatt (in alternating current) measured at the Point of Interconnection when the relevant Greenfield Project has achieved ready-to-build (RTB) status as determined in good faith ($7,275,000 for the estimated 2,425 megawatts sold.

There is no specified timeframe for the milestones to be achieved.

The upfront payment that was received has been recorded as proceeds received on sale of intangible assets - subject to return rights until there is no longer a right to return the Projects. The remainder of the transaction is disclosed as a footnote to the financial statements but not recorded within the financial statements. All payments that are received will be recorded as proceeds received on sale of intangible assets - subject to return rights with proper footnote explanation of the transaction and will not be recorded as revenue until the right Bridgelink to return the Project and request a full refund no longer exists. There are no other sale contingencies besides those disclosed herein.

Project Sale - Accounting Policy

Deposits received that are deemed refundable related to the return of projects shall be recorded as Proceeds received on sale of intangible assets - subject to return rights. Upon these deposits being deemed non-refundable they will be recorded as revenues. Intangible Asset value write down shall be determined by the proportionate megawatt capacity assigned to the project upon acquisition. The milestone payments that are non-refundable will be recorded as revenue once received and the related intangible asset will be written down coincidently. The related liability to EIP will be recorded as a current liability to be paid in accordance with normal business practices.

Revenue Recognitions - Applying ASC 606:

●	Identify the contract with a customer
●	Identify the performance obligations in the contract
●	Determine the transaction price
●	Allocate the transaction price
●	Recognize revenue when the entity satisfies a performance obligation

The Company has determined to recognize revenue upon receipt of funds per the project sale contract and as non-refundable. The Company will relieve and charge to cost of sales the proportionate allocation of the intangible asset and the accrual of liabilities to EIP will follow the matching principle of expenses recorded related to the timing of the revenues being recorded.